Government Loans and Note Payable and Government Subsidy (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate during period not repay	75.00%
C E W S [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate during period not repay	75.00%
Canada Emergency Wage Subsidy [Member] | General and Administrative Expense [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government subsidies	$ 731,000	$ 731,000